UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.
Schedule of Investments
December 31, 2009
CAN SLIM® Select Growth Fund (Unaudited)

Shares		Value
	COMMON STOCKS: 79.8%
	Administrative & Support Services: 2.0%
9,867	Lender Processing Services, Inc.	$401,192
31,439	Ticketmaster Entertainment, Inc. *	384,185
		785,377
	Air Transportation: 0.9%
8,948	Atlas Air Worldwide Holdings, Inc. *	333,313

	Apparel Manufacturing: 2.0%
8,661	Guess?, Inc.	366,360
9,197	The Warnaco Group, Inc. *	388,022
		754,382
	Chemical Manufacturing: 2.0%
7,122	Life Technologies Corp. *	371,982
12,213	Valeant Pharmaceuticals International *	388,251
		760,233
	Clothing & Accessories Stores: 1.2%
11,926	Nordstrom, Inc.	448,179

	Computer & Electronic Products: 8.3%
1,778	Apple, Inc. *	374,909
17,412	Blue Coat Systems, Inc. *	496,938
6,175	Cree, Inc. *	348,085
21,278	CSG Systems International, Inc. *	406,197
7,900	NetLogic Microsystems, Inc. *	365,454
7,712	Silicon Laboratories, Inc. *	372,798
13,095	Sirona Dental Systems, Inc. *	415,635
31,325	Xyratex Ltd. *	416,936
		3,196,952
	Credit Intermediation: 4.1%
21,061	AmeriCredit Corp. *	401,001
8,106	KB Financial Group, Inc. - ADR *	412,190
9,444	Prosperity Bancshares, Inc.	382,199
4,389	Visa, Inc.	383,862
		1,579,252
	Data Processing & Hosting Services: 2.0%
7,308	HMS Holdings Corp. *	355,826
20,082	Rackspace Hosting, Inc. *	418,710
		774,536

	Electronic Markets, Agents & Brokers: 1.0%
8,079	Tech Data Corp. *	376,966

	Electronics & Appliance Stores: 1.1%
18,322	hhgregg, Inc. *	403,634

	Fabricated Metal Products: 0.5%
9,018	BWAY Holding Co. *	173,326

	Food & Beverage Stores: 2.0%
11,484	Core-Mark Holding Co., Inc. *	378,513
13,671	Whole Foods Market, Inc. *	375,269
		753,782
	Food Manufacturing: 2.3%
5,200	Green Mountain Coffee Roasters, Inc. *	423,644
19,261	Wimm-Bill-Dann Foods OJSC - ADR *	458,990
		882,634
	Food Services: 0.9%
9,208	Cracker Barrel Old Country Store, Inc.	349,812

	Health & Personal Care Stores: 1.1%
6,773	Medco Health Solutions, Inc. *	432,862

	Information Services: 2.8%
10,164	AsiaInfo Holdings, Inc. *	309,697
1,025	Baidu, Inc. - ADR *	421,511
563	Google, Inc. - Class A *	349,049
		1,080,257
	Insurance Carriers: 4.6%
5,106	China Life Insurance Co. Ltd. - ADR	374,525
14,664	CNA Financial Corp. *	351,936
14,166	Delphi Financial Group, Inc.	316,894
6,500	ProAssurance Corp. *	349,115
7,132	Prudential Financial, Inc.	354,888
		1,747,358
	Leather & Allied Products: 1.1%
10,595	Steven Madden Ltd. *	436,938

	Machinery: 1.1%
7,429	Bucyrus International, Inc.	418,773

	Mining: 2.9%
8,547	AngloGold Ashanti Ltd. - ADR	343,418
11,746	Cia De Minas Buenaventura S.A.A.- ADR	393,139
9,723	Goldcorp, Inc.	382,503
		1,119,060
	Miscellaneous Manufacturing: 6.0%
2,294	Alcon, Inc.	377,019
12,007	Coach, Inc.	438,616
4,183	Edwards Lifesciences Corp. *	363,293
1,213	Intuitive Surgical, Inc. *	367,927
3,247	NewMarket Corp.	372,658
11,979	Orthofix International NV *	370,990
		2,290,503
	Non Store Retailers: 1.2%
17,583	World Fuel Services Corp.	471,049

	Oil & Gas Extraction: 0.9%
7,096	Pioneer Natural Resources Co.	341,814

	Oil & Gas Services: 1.1%
11,534	Atwood Oceanics, Inc. *	413,494

	Paper Manufacturing: 2.5%
6,448	Clearwater Paper Corp. *	354,447
6,667	Rock-Tenn Co.	336,083
13,023	Temple-Inland, Inc.	274,916
		965,446
	Pipeline Transportation: 1.2%
16,873	NuStar GP Holdings, LLC	454,221

	Plastics & Rubber Products: 2.0%
22,266	Cooper Tire & Rubber Co.	446,433
10,343	Jarden Corp.	319,702
		766,135
	Primary Metal Manufacturing: 1.0%
8,965	Tenaris SA - ADR	382,357

	Printing & Related Activities: 0.7%
12,981	American Greetings Corp.	282,856

	Professional, Scientific & Technical Services: 6.2%
10,600	Advent Software, Inc. *	431,738
5,699	Cerner Corp. *	469,826
6,640	Computer Programs & Systems, Inc.	305,772
7,468	MAXIMUS, Inc.	373,400
1,700	priceline.com, Inc. *	371,450
11,382	Telvent Git, SA	443,670
		2,395,856
	Publishing Industries (except Internet): 2.8%
10,959	Check Point Software Tech Ltd. *	371,291
23,810	Nuance Communications, Inc. *	370,007
20,038	RightNow Technologies, Inc. *	348,060
		1,089,358
	Securities Financial Services: 3.0%
1,277	CME Group, Inc.	429,008
4,895	Deutsche Bank AG	347,104
11,666	Oppenheimer Holdings, Inc.	387,545
		1,163,657
	Software & Services: 1.1%
8,064	MercadoLibre, Inc. *	418,280

	Sporting Goods & Leisure Stores: 1.5%
23,510	Big 5 Sporting Goods Corp.	403,902
4,650	Jo-Ann Stores, Inc. *	168,516
		572,418
	Transportation Equipment: 2.7%
5,482	Goodrich Corp.	352,218
9,049	Oshkosh Corp.	335,084
7,731	Polaris Industries, Inc.	337,304
		1,024,606
	Utilities: 2.0%
8,266	Energy Transfer Partners L.P.	371,722
16,964	Insituform Technologies, Inc.- Class A *	385,422
		757,144
	TOTAL COMMON STOCKS
	(Cost $25,186,670)	30,596,820

	PREFERRED STOCKS: 2.0%
	Air Transportation: 1.1%
27,193	GOL Linhas Aereas Inteligentes S.A.	417,413

	Telecommunications: 0.9%
10,918	Vivo Participacoes S A	338,458
	TOTAL PREFERRED STOCKS
	(Cost $464,644)	755,871

	SHORT-TERM INVESTMENT: 22.1%
	Money Market Fund: 22.1%
8,456,645	Federated US Treasury Cash Reserves Fund Institutional Shares, 0.008% **	8,456,645
	TOTAL SHORT-TERM INVESTMENT
	(Cost $8,456,645)	8,456,645

	TOTAL INVESTMENTS IN SECURITIES: 103.9%
	(Cost $34,107,959)	39,809,336
	Liabilities in Excess of Other Assets: (3.9)%	(1,483,199)
	TOTAL NET ASSETS: 100.0%	$38,326,137

ADR	American Depository Receipt
*	Non-income producing security.
**	7-Day Yield

	The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

	Cost of investments	$34,248,089
	Gross unrealized appreciation	5,783,285
	Gross unrealized depreciation	(222,038)
	Net unrealized appreciation	$5,561,247

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the CAN SLIM® Select Growth Fund's (the "Fund") previous fiscal year end. For the previous fiscal year’s
	Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

CAN SLIM® Select Growth Fund
Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation & Food Services	$349,812	$-	$-	$349,812
Administrative Support & Support Services	785,377	-	-	785,377
Finance & Insurance	4,490,267	-	-	4,490,267
Information	2,944,151	-	-	2,944,151
Computer & Electronic Manufacturing	3,196,953	-	-	3,196,953
Miscellaneous Manufacturing	9,138,189	-	-	9,138,189
Mining	1,874,368	-	-	1,874,368
Professional, Scientific & Technical Services	2,395,856	-	-	2,395,856
Retail Trade	3,500,203	-	-	3,500,203
Transportation & Warehousing	787,534	-	-	787,534
Utilities	757,144	-	-	757,144
Wholesale Trade	376,966	-	-	376,966
Total Common Stocks	30,596,820	-	-	30,596,820

Preferred Stocks
Information	338,458	-	-	338,458
Transportation & Warehousing	417,413	-	-	417,413
Total Preferred Stocks	755,871	-	-	755,871

Short-Term Investment	8,456,645	-	-	8,456,645

Total Investments in Securities	$39,809,336	$-	$-	$39,809,336

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

By (Signature and Title)*   /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   February 23, 2010

* Print the name and title of each signing officer under his or her signature.